Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000214947 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214947 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000214947 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000214947 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000214947 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214947 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214947 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000214946 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000214946 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.00%
C000214946 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.20%
C000214946 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000214946 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000214946 [Member] | Oceania [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000214946 [Member] | Other Assets and Liabilities Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%